Introduction - Business activities (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021	Nov. 12, 2021
Guatemala joint ventures
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	100.00%	55.00%
Guatemala joint ventures
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest acquired			45.00%